Subsequent Events (Details) - USD ($)																		6 Months Ended		12 Months Ended
	Aug. 12, 2024	Aug. 05, 2024	Jul. 16, 2024	Jul. 10, 2024	Jul. 03, 2024	Jun. 28, 2024	Jun. 04, 2024	Apr. 11, 2024	Apr. 09, 2024	Mar. 27, 2024	Mar. 04, 2024	Feb. 09, 2024	Jan. 30, 2024	Aug. 11, 2023	Jul. 18, 2023	Jul. 07, 2023	Feb. 13, 2014	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	May 08, 2024	Apr. 12, 2024	Apr. 03, 2024	Aug. 09, 2023	Aug. 04, 2023	Feb. 22, 2023	Feb. 09, 2023	Feb. 03, 2023	Dec. 31, 2022	Jul. 26, 2022	Jul. 08, 2022	Oct. 08, 2021
Subsequent Events [Line Items]
Percentage of subordinated promissory notes											20.00%
Cash proceeds																		$ 2,974,900	$ 1,410,000
Warrants purchased shares																		$ 265,100													$ 499,600
Price per share (in Dollars per share)												$ 13								$ 5,460								$ 35.88		$ 5,460
Gross proceeds												$ 5,000,000			$ 960,000	$ 1,869,000
Percentage of aggregate gross proceeds												8.00%
Net proceeds												$ 4,460,000
Exercise price per share (in Dollars per share)																		$ 31.2		$ 0.13
Common shares outstanding percentage														8.00%						20.00%
Original issue discount percentage																				20.00%
Principal amount										$ 1,562,500	$ 1,250,000									$ 187,500
Aggregate principal amount																				$ 2,109,375
Net cash proceeds											1,000,000															$ 737,700	$ 2,271,818	$ 540,000			$ 499,600
Cash proceeds									$ 2,000,000	1,250,000
Principal amount									2,500,000
Convertible shares issued (in Shares)																		87,938
Accrued dividends													$ 13,299																$ 136,052
Issuance of common shares (in Shares)								29,759
Common shares, shares issued (in Shares)																		614,441		142,438	572	19,393	19,393	17,081	426				76,371
OID Note Extension [Member]
Subsequent Events [Line Items]
Maturity date of remaining notes								Apr. 11, 2024
Public offering to repay																				$ 1,250,000
Original issue discount percentage																				20.00%
OID Promissory Note [Member]
Subsequent Events [Line Items]
Principal balance						$ 2,472,000
Private Placement of 20% OID Promissory Note [Member]
Subsequent Events [Line Items]
Principal balance							$ 1,250,000		2,500,000	1,562,500	1,250,000							$ 3,750,000
Cash proceeds									750,000	$ 250,000	$ 999,900
Principal amount									$ 2,750,000
Breadcrumbs Capital LLC [Member]
Subsequent Events [Line Items]
Principal amount																																$ 255,102
Subsequent Event [Member]
Subsequent Events [Line Items]
Maturity date of remaining notes				Oct. 10, 2024
Percentage of amendment fee				25.00%
Cash bid		$ 4,250,000
Subsequent Event [Member] | OID Note Extension [Member]
Subsequent Events [Line Items]
Percentage of subordinated promissory notes				20.00%
Subsequent Event [Member] | OID Promissory Note [Member]
Subsequent Events [Line Items]
Principal balance	$ 466,667		$ 233,333		$ 466,667
Cash proceeds	350,000		175,000
Subsequent Event [Member] | Private Placements of 25% OID Promissory Note and Series D Preferred Shares [Member]
Subsequent Events [Line Items]
Cash proceeds					350,000
Subsequent Event [Member] | Series D Senior Convertible Preferred Shares [Member]
Subsequent Events [Line Items]
Principal balance	$ 1,376,599		$ 688,298		$ 1,376,599
Series D Senior Convertible Preferred Shares [Member]
Subsequent Events [Line Items]
Common shares outstanding percentage																				4.99%
Series A Senior Convertible Preferred Shares [Member]
Subsequent Events [Line Items]
Accrued dividends																		127,445
Series A Senior Convertible Preferred Shares [Member] | Minimum [Member]
Subsequent Events [Line Items]
Convertible shares issued (in Shares)													1,734				7,632			36,530
Series A Senior Convertible Preferred Shares [Member] | Maximum [Member]
Subsequent Events [Line Items]
Convertible shares issued (in Shares)																				181,212
Accrued dividends																	$ 100,475
Series A and B senior convertible preferred shares [Member] | Maximum [Member]
Subsequent Events [Line Items]
Accrued dividends													$ 30,494
Series B Senior Convertible Preferred Shares [Member]
Subsequent Events [Line Items]
Convertible shares issued (in Shares)													757							91,567
Accrued dividends																		$ 2,976
Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Convertible shares issued (in Shares)																				22,829
IPO [Member]
Subsequent Events [Line Items]
Aggregate purchase shares (in Shares)												140,457
Warrants purchased shares												$ 244,161
Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Warrants purchased shares																				$ 38,846
Price per share (in Dollars per share)												$ 12.87
Common shares outstanding percentage																				9.99%